Commitments, Contingent Liabilities and Other (Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Unrecorded Unconditional Purchase Obligation, Fiscal Year Maturity [Abstract]
2022	¥ 519,953
2023	112,975
2024	66,939
2025	53,358
2026	13,786
Later fiscal years	44,389
Total	¥ 811,400